Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous Noncurrent Liabilities [Abstract]
Schedule of Other Non-Current Liabilities

Other non-current liabilities consist of the following (in USD thousands):

	December 31, 2021	December 31, 2020
Derivative	—	$1,024
Lease restoration costs	$160	—
Provisions	311	304
Deferred government grant income	—	50
Total	$471	$1,378